Other Financial Data (Other Operating Cash Flow) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Financial Data [Abstract]
Pension expense	$ 145	$ 132	$ 94
Stock compensation expense	121	217	54
(Gain) Loss on sale of businesses, net of tax	(25)	(167)	0
Other	38	15	123
Total	$ 279	$ 197	$ 271